Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2020	3,658	72	254	3,984
Depreciation charge of the year	(508)	(27)	(147)	(682)
Additions to the right-of-use assets	11	--	148	159
Derecognition of the right-of-use assets	(68)	--	--	(68)
FX	(201)	--	(1)	(201)
Balance at December 31, 2020	2,892	45	254	3,191

Summary of amounts recognized in profit or loss and in statement of cash flows

Amounts recognized in profit or loss:

	2020	2019
	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	167	190
Expenses relating to short-term-leases	--	39
Depreciation charge of the year	682	765

Amounts recognized in statement of cash flows:

	2020	2019
	(€ in thousands)
Total cash outflow for leases	(412)	(397)

Schedule of future lease payments to be received

	2020	2019
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	--	38